Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Share capital	Share premium	Reserve from share-based payment transaction	Transactions with non-controlling interests	Foreign currency translation reserve	Accumulated deficit	Total	Non-controlling interests	Total
Balance Begining at Dec. 31, 2017		$ 3,812	$ 36,612	$ 5,311	$ 261	$ 782	$ (38,389)	$ 8,389		$ 8,389
Loss							(3,262)			(3,262)
Other comprehensive loss						(350)				(350)
Total comprehensive loss						(350)	(3,262)			(3,612)
Expiration of share options			377	(377)
Cost of share-based payment				376						376
Balance Ending at Jun. 30, 2018		3,812	36,989	5,310	261	432	(41,651)			5,153
Balance Begining at Dec. 31, 2017		3,812	36,612	5,311	261	782	(38,389)	8,389		8,389
Loss							(8,523)	(8,523)	(426)	(8,949)
Other comprehensive loss						(285)		(285)		(285)
Total comprehensive loss						(285)	(8,523)	(8,808)	(426)	(9,234)
Non-controlling interests arising from initially consolidated company									318	318
Issue of share capital (net of issue expenses)		10	(10)
Expiration of share options			1,506	(1,506)
Cost of share-based payment				604				604		604
Balance Ending at Dec. 31, 2018		3,822	38,108	4,409	261	497	(46,912)	185	(108)	77
Loss							(2,629)	(2,629)	108	(2,521)
Other comprehensive loss
Total comprehensive loss										(2,521)
Issue of share capital (net of issue expenses)	[1]	628	442					1,070		1,070
Conversion of convertible debentures		79	171					250		250
Expiration of share options			100	(100)
Cost of share-based payment				382				382		382
Balance Ending at Jun. 30, 2019		$ 4,529	$ 38,821	$ 4,691	$ 261	$ 497	$ (49,541)	$ 742		$ (742)

[1]	Net of issue expenses of $248 thousand.